Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

24.Related party transactions

A related party under IFRS is a person or entity that is related to the Group. These include both people and entities that have, or are subject to, influence or control over the Group.

Related parties

Upon the completion of the demerger on 18 July 2022, GSK ceased to be a related party of the Group under IAS 24, ‘Related Party Disclosures’.

In 2024, Pfizer Inc. undertook a number of transactions during the year which reduced Pfizer's voting rights to 15%. Following this, Pfizer ceased to be a related party of the Group under IAS 24, 'Related Party Disclosures' and therefore only balances that occurred before 3 October 2024 are disclosed below.

In 2025, there were no new related party transactions that have or could have materially affected the financial position or performance of the Group for the period ended 31 December 2025.

The Group undertook significant transactions with entities from within GSK during the period ended 18 July 2022, and with entities from within Pfizer for the year ended 31 December 2022. Any amounts owed from GSK as at 31 December 2024 in relation to arrangements set up with GSK before the demerger activities when GSK was still a related party of the Group, have been settled during the period ended 31 December 2025.

In previous years, the Group had transactions with related parties under manufacture and supply agreements, distribution agreements, support service agreements, provision of research and development, toll-manufacturing services and transitional services agreements. In addition, the Group earned net interest income resulting from funds lent to GSK. All related party transactions are undertaken at arm’s length in accordance with the Group transfer pricing policy.

Where the legal completion of local transfer of assets and liabilities has been delayed, but the Group is able to exercise control over the relevant activities, the relevant net assets and profits have been recognised in the results.

Transaction values for the year ended 31 December (unless otherwise indicated):

	Pfizer companies
	2025 £m	2024 £m	2023 £m
Dividend paid	–	165	124

Balance outstanding as at 31 December:

	Pfizer companies		GSK companies
	2025 £m	2024 £m	2025 £m	2024 £m
Other amounts owing from related parties	–	–	–	34